Consolidated Statements of Capitalization - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Common Shareholders' Equity
Accumulated other comprehensive loss, net of taxes	$ (14,236)	$ (7,961)
Total Common shareholders' Equity	1,243,247	1,246,576
Preferred Stock
Washington Gas Light Company preferred stock	28,173	28,173
Long-Term Debt
Medium Term Notes	971,000	691,000
Other long-term debt	0	8,350
Unamortized discount	(1,799)	(122)
Less-current maturities	25,000	20,000
Long-term debt	$ 944,201	$ 679,228
Long Term Debt As Percentage Of Total Capitalization	42.60%	34.80%
Capitalization, Long-term Debt and Equity	$ 2,215,621	$ 1,953,977
Total Capitalization As Percentage	100.00%	100.00%
Due fiscal year 2015
Long-Term Debt
Medium Term Notes	$ 0	$ 20,000
Due fiscal year 2016
Long-Term Debt
Medium Term Notes	25,000	25,000
Due fiscal year 2019
Long-Term Debt
Medium Term Notes	50,000	50,000
Due fiscal year 2020
Long-Term Debt
Medium Term Notes	150,000	50,000
Due fiscal year 2023
Long-Term Debt
Medium Term Notes	20,000	20,000
Due fiscal year 2025
Long-Term Debt
Medium Term Notes	40,500	40,500
Due fiscal year 2027
Long-Term Debt
Medium Term Notes	125,000	125,000
Due fiscal year 2028
Long-Term Debt
Medium Term Notes	52,000	52,000
Due fiscal year 2030
Long-Term Debt
Medium Term Notes	8,500	8,500
Due fiscal year 2036
Long-Term Debt
Medium Term Notes	50,000	50,000
Due fiscal year 2041
Long-Term Debt
Medium Term Notes	75,000	75,000
Due fiscal year 2044
Long-Term Debt
Medium Term Notes	175,000	175,000
Due fiscal year 2045
Long-Term Debt
Medium Term Notes	200,000	0
Common Stock
Common Shareholders' Equity
Common stock, value	485,456	525,932
Paid-in capital	14,934	11,847
Retained earnings	757,093	716,758
Accumulated other comprehensive loss, net of taxes	(14,236)	(7,961)
Total Common shareholders' Equity	$ 1,243,247	$ 1,246,576
Common shareholders equity, percentage of total capitalization	56.10%	63.80%
Preferred Stock
Preferred Stock
Preferred Stock, Value, Issued	$ 0	$ 0
Washington Gas Light Company preferred stock	$ 28,173	$ 28,173
Preferred stock, percentage of total capitalization	1.30%	1.40%
Series One
Preferred Stock
Washington Gas Light Company preferred stock	$ 15,000	$ 15,000
Series Two
Preferred Stock
Washington Gas Light Company preferred stock	7,173	7,173
Series Three
Preferred Stock
Washington Gas Light Company preferred stock	6,000	6,000
Washington Gas Light Company
Common Shareholders' Equity
Accumulated other comprehensive loss, net of taxes	(6,712)	(6,413)
Total Common shareholders' Equity	1,081,292	1,050,166
Preferred Stock
Washington Gas Light Company preferred stock	28,173	28,173
Long-Term Debt
Medium Term Notes	721,000	691,000
Other long-term debt		8,350
Unamortized discount	(115)	(122)
Less-current maturities	25,000	20,000
Long-term debt	$ 695,885	$ 679,228
Long Term Debt As Percentage Of Total Capitalization	38.50%	38.60%
Capitalization, Long-term Debt and Equity	$ 1,805,350	$ 1,757,567
Total Capitalization As Percentage	100.00%	100.00%
Washington Gas Light Company | Due fiscal year 2015
Long-Term Debt
Medium Term Notes	$ 0	$ 20,000
Washington Gas Light Company | Due fiscal year 2016
Long-Term Debt
Medium Term Notes	25,000	25,000
Washington Gas Light Company | Due fiscal year 2019
Long-Term Debt
Medium Term Notes	50,000	50,000
Washington Gas Light Company | Due fiscal year 2020
Long-Term Debt
Medium Term Notes	50,000	50,000
Washington Gas Light Company | Due fiscal year 2023
Long-Term Debt
Medium Term Notes	20,000	20,000
Washington Gas Light Company | Due fiscal year 2025
Long-Term Debt
Medium Term Notes	40,500	40,500
Washington Gas Light Company | Due fiscal year 2027
Long-Term Debt
Medium Term Notes	125,000	125,000
Washington Gas Light Company | Due fiscal year 2028
Long-Term Debt
Medium Term Notes	52,000	52,000
Washington Gas Light Company | Due fiscal year 2030
Long-Term Debt
Medium Term Notes	8,500	8,500
Washington Gas Light Company | Due fiscal year 2036
Long-Term Debt
Medium Term Notes	50,000	50,000
Washington Gas Light Company | Due fiscal year 2041
Long-Term Debt
Medium Term Notes	75,000	75,000
Washington Gas Light Company | Due fiscal year 2044
Long-Term Debt
Medium Term Notes	175,000	175,000
Washington Gas Light Company | Due fiscal year 2045
Long-Term Debt
Medium Term Notes	50,000	0
Washington Gas Light Company | Common Stock
Common Shareholders' Equity
Common stock, value	46,479	46,479
Paid-in capital	483,677	480,620
Retained earnings	557,848	529,480
Accumulated other comprehensive loss, net of taxes	(6,712)	(6,413)
Total Common shareholders' Equity	$ 1,081,292	$ 1,050,166
Common shareholders equity, percentage of total capitalization	59.90%	59.80%
Washington Gas Light Company | Preferred Stock
Preferred Stock
Washington Gas Light Company preferred stock	$ 28,173	$ 28,173
Preferred stock, percentage of total capitalization	1.60%	1.60%
Washington Gas Light Company | Series One
Preferred Stock
Washington Gas Light Company preferred stock	$ 15,000	$ 15,000
Washington Gas Light Company | Series Two
Preferred Stock
Washington Gas Light Company preferred stock	7,173	7,173
Washington Gas Light Company | Series Three
Preferred Stock
Washington Gas Light Company preferred stock	$ 6,000	$ 6,000